Subsequent Events Securities Purchase Agreement (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Mar. 29, 2017	Mar. 24, 2017
Subsequent Event [Line Items]
Equity Placement, Shares Issued	20,454,546
Equity Placement, Value	$ 4.5
MF Ventures
Subsequent Event [Line Items]
Equity Placement, Shares Issued	4,545,454
Class of Warrant, Number of Securities Called by Warrants		4,545,454
Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant, Number of Securities Called by Warrants		20,454,546
Class of Warrant, Exercise Price of Warrants		$ 0.30